LIABILITIES FOR INSURANCE PRODUCTS (SCHEDULE OF INSURANCE LIABILITIES BY PRODUCT SEGMENT) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Liability for Future Policy Benefit, by Product Segment [Line Items]
Future policy benefits	$ 10,835.4	$ 11,222.5
Policyholder account balance	10,707.2	12,776.4
Long-term Care [Member]
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumption	6.00%
Future policy benefits	5,385.2	4,999.7
Traditional Life Insurance Contracts [Member]
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumption	5.00%
Future policy benefits	2,175.8	2,517.5
Individual and Group Accident and Health [Member]
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumption	5.00%
Future policy benefits	2,519.1	2,466.8
Interest-sensitive Life Insurance Contract [Member]
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumption	5.00%
Future policy benefits	47.6	526.5
Policyholder account balance	929.5	2,669.5
Annuities and Supplemental Contract with Life Contingencies [Member]
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumption	4.00%
Future policy benefits	707.7	712.0
Fixed Index Annuity [Member]
Liability for Future Policy Benefit, by Product Segment [Line Items]
Policyholder account balance	4,496.9	4,093.9
Other Annuity [Member]
Liability for Future Policy Benefit, by Product Segment [Line Items]
Policyholder account balance	$ 5,280.8	$ 6,013.0